Commitments, Contingencies and Guarantees - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lessee, Leases, Description [Line Items]
Other	$ 134.8
2020
Lessee, Leases, Description [Line Items]
Other	24.4
2021
Lessee, Leases, Description [Line Items]
Other	18.6
2022
Lessee, Leases, Description [Line Items]
Other	14.9
2023
Lessee, Leases, Description [Line Items]
Other	14.5
2024
Lessee, Leases, Description [Line Items]
Other	12.6
Thereafter
Lessee, Leases, Description [Line Items]
Other	$ 49.8